UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON BATTERYMARCH U.S. SMALL

CAPITALIZATION EQUITY PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 2.3%
American Axle & Manufacturing Holdings Inc.	108,500	$1,366,015	*
Dana Holding Corp.	154,300	2,683,277	*
Shiloh Industries Inc.	8,890	103,835
Spartan Motors Inc.	43,300	297,038
Standard Motor Products Inc.	67,281	930,496
Tenneco Inc.	31,600	1,341,420	*

Total Auto Components		6,722,081

Distributors - 0.2%
Core-Mark Holding Co. Inc.	18,520	612,086	*

Diversified Consumer Services - 0.9%
Capella Education Co.	6,400	318,656	*
Coinstar Inc.	23,700	1,088,304	*
Corinthian Colleges Inc.	107,500	475,150	*
Lincoln Educational Services Corp.	41,900	665,791

Total Diversified Consumer Services		2,547,901

Hotels, Restaurants & Leisure - 1.4%
CEC Entertainment Inc.	34,647	1,307,231
Cracker Barrel Old Country Store Inc.	5,100	250,614
Jack in the Box Inc.	23,630	535,929	*
Papa John’s International Inc.	23,972	759,193	*
Ruby Tuesday Inc.	91,900	1,204,809	*

Total Hotels, Restaurants & Leisure		4,057,776

Household Durables - 0.4%
Ethan Allen Interiors Inc.	24,700	540,930
Furniture Brands International Inc.	33,110	150,650	*
Helen of Troy Ltd.	11,200	329,280	*

Total Household Durables		1,020,860

Internet & Catalog Retail - 0.2%
Nutri/System Inc.	34,700	502,803

Leisure Equipment & Products - 1.0%
Leapfrog Enterprises Inc.	124,022	535,775	*
Polaris Industries Inc.	28,150	2,449,613

Total Leisure Equipment & Products		2,985,388

Media - 1.2%
Ballantyne Strong Inc.	58,600	420,162	*
Dex One Corp.	45,828	221,808	*
Journal Communications Inc.	69,579	417,474	*
Lions Gate Entertainment Corp.	76,300	476,875	*
LodgeNet Entertainment Corp.	8,600	31,304	*
Scholastic Corp.	21,350	577,304
Valassis Communications Inc.	46,430	1,352,970	*

Total Media		3,497,897

Multiline Retail - 0.7%
Bon-Ton Stores Inc.	22,400	347,200	*
Dillard’s Inc., Class A Shares	23,400	938,808
Saks Inc.	78,200	884,442	*

Total Multiline Retail		2,170,450

Specialty Retail - 4.5%
Aaron’s Inc.	15,465	392,192
Aeropostale Inc.	70,742	1,720,446	*
Ann Inc.	52,900	1,539,919	*
Big 5 Sporting Goods Corp.	14,930	177,966
Brown Shoe Co. Inc.	95,700	1,169,454
Children’s Place Retail Stores Inc.	22,800	1,136,124	*
Collective Brands Inc.	38,400	828,672	*
Finish Line Inc., Class A Shares	91,900	1,824,215
Kirkland’s Inc.	26,094	402,891	*
OfficeMax Inc.	39,700	513,718	*
Pep Boys- Manny, Moe, & Jack	26,868	341,492
Rent-A-Center Inc.	68,991	2,408,476

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Sonic Automotive Inc.	27,099	$379,657
Vitamin Shoppe Inc.	8,600	290,938	*

Total Specialty Retail		13,126,160

Textiles, Apparel & Luxury Goods — 2.4%
Carter’s Inc.	52,630	1,506,797	*
Deckers Outdoor Corp.	14,800	1,275,020	*
Jones Group Inc.	50,800	698,500
Kenneth Cole Productions Inc., Class A Shares	8,400	108,948	*
Timberland Co., Class A Shares	48,800	2,014,952	*
Warnaco Group Inc.	24,100	1,378,279	*

Total Textiles, Apparel & Luxury Goods		6,982,496

TOTAL CONSUMER DISCRETIONARY		44,225,898

CONSUMER STAPLES — 1.3%
Beverages — 0.2%
Boston Beer Co. Inc., Class A Shares	5,900	546,458	*

Food & Staples Retailing — 0.4%
Nash Finch Co.	7,100	269,374
Pantry Inc.	28,050	415,982	*
Spartan Stores Inc.	39,974	591,215

Total Food & Staples Retailing		1,276,571

Food Products — 0.2%
Dole Food Co. Inc.	30,710	418,577	*

Personal Products — 0.5%
Nu Skin Enterprises Inc., Class A Shares	53,165	1,528,494

TOTAL CONSUMER STAPLES		3,770,100

ENERGY — 7.9%
Energy Equipment & Services — 3.5%
Cal Dive International Inc.	79,000	551,420	*
Complete Production Services Inc.	70,900	2,255,329	*
Dawson Geophysical Co.	13,802	605,632	*
Matrix Service Co.	28,600	397,540	*
Newpark Resources Inc.	248,600	1,953,996	*
RPC Inc.	67,655	1,713,025
Tesco Corp.	16,760	367,882	*
TETRA Technologies Inc.	65,200	1,004,080	*
Tetra Technology Inc.	55,825	1,378,319	*

Total Energy Equipment & Services		10,227,223

Oil, Gas & Consumable Fuels — 4.4%
CVR Energy Inc.	114,949	2,662,219	*
DHT Holdings Inc.	32,900	158,249
International Coal Group Inc.	285,275	3,223,607	*
Rosetta Resources Inc.	27,360	1,300,694	*
Stone Energy Corp.	75,600	2,522,772	*
VAALCO Energy Inc.	135,102	1,048,392	*
Western Refining Inc.	112,900	1,913,655	*

Total Oil, Gas & Consumable Fuels		12,829,588

TOTAL ENERGY		23,056,811

FINANCIALS — 17.0%
Capital Markets — 0.4%
American Capital Ltd.	89,500	886,050	*
BGC Partners Inc., Class A Shares	11,900	110,551

Total Capital Markets		996,601

Commercial Banks — 3.6%
Bank of Marin Bancorp	1,400	52,248
Bank of the Ozarks Inc.	28,910	1,263,656
Camden National Corp.	3,900	133,536
Cathay General Bancorp	43,100	734,855
City Holding Co.	20,464	723,607
Community Trust Bancorp Inc.	7,000	193,690
CVB Financial Corp.	72,370	673,765
Danvers Bancorp Inc.	9,060	194,065

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Great Southern Bancorp Inc.	10,300	$220,935
IBERIABANK Corp.	12,194	733,225
Investors Bancorp Inc.	11,800	175,702	*
Lakeland Financial Corp.	7,270	164,884
NBT Bancorp Inc.	37,080	845,053
Southside Bancshares Inc.	3,858	82,561
Texas Capital Bancshares Inc.	54,500	1,416,455	*
UMB Financial Corp.	38,810	1,449,748
Wesbanco Inc.	11,100	229,881
Westamerica Bancorporation	8,000	410,960
Western Alliance Bancorp	76,150	625,953	*
Wilshire Bancorp Inc.	29,145	142,810	*

Total Commercial Banks		10,467,589

Consumer Finance - 2.5%
Cash America International Inc.	60,243	2,774,190
Dollar Financial Corp.	101,505	2,106,229	*
EZCORP Inc., Class A Shares	78,000	2,448,420	*

Total Consumer Finance		7,328,839

Diversified Financial Services - 0.1%
Life Partners Holdings Inc.	17,625	141,705
Portfolio Recovery Associates Inc.	2,500	212,825	*

Total Diversified Financial Services		354,530

Health Care - 0.4%
OMEGA Healthcare Investors Inc.	48,900	1,092,426

Industrial - 0.5%
DCT Industrial Trust Inc.	257,924	1,431,478

Insurance - 3.6%
American Equity Investment Life Holding Co.	166,980	2,190,777
AmTrust Financial Services Inc.	53,000	1,010,710
CNA Surety Corp.	36,100	911,886	*
CNO Financial Group Inc.	393,325	2,953,871	*
Delphi Financial Group, Class A Shares	37,108	1,139,587
Flagstone Reinsurance Holdings SA	64,466	580,839
Montpelier Re Holdings Ltd.	44,940	794,090
National Financial Partners Corp.	60,000	885,000	*
National Interstate Corp.	5,950	124,057

Total Insurance		10,590,817

Real Estate Investment Trusts (REITs) - 5.1%
Agree Realty Corp.	10,620	238,419
American Capital Agency Corp.	25,370	739,282
Anworth Mortgage Asset Corp.	172,050	1,219,834
Ashford Hospitality Trust	91,920	1,012,958
CBL & Associates Properties Inc.	61,900	1,078,298
Cousins Properties Inc.	171,039	1,428,176
Extra Space Storage Inc.	63,700	1,319,227
FelCor Lodging Trust Inc.	90,860	556,972	*
Getty Realty Corp.	37,000	846,560
Hatteras Financial Corp.	49,590	1,394,471
Invesco Mortgage Capital Inc.	53,700	1,173,345
MFA Mortgage Investments Inc.	134,800	1,105,360
NorthStar Realty Finance Corp.	173,030	925,711
PS Business Parks Inc.	4,000	231,760
Tanger Factory Outlet Centers Inc.	50,088	1,314,309
U-Store-It Trust	31,240	328,645

Total Real Estate Investment Trusts (REITs)		14,913,327

Thrifts & Mortgage Finance - 0.8%
Astoria Financial Corp.	109,600	1,574,952
First Defiance Financial Corp.	6,787	96,715	*
Provident New York Bancorp	47,980	495,153
United Financial Bancorp Inc.	2,200	36,322

Total Thrifts & Mortgage Finance		2,203,142

TOTAL FINANCIALS		49,378,749

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
HEALTH CARE - 11.8%
Biotechnology - 1.7%
Cubist Pharmaceuticals Inc.	111,901	$2,824,381	*
Enzon Pharmaceuticals Inc.	18,700	203,830	*
Onyx Pharmaceuticals Inc.	12,900	453,822	*
PDL BioPharma Inc.	167,450	971,210
SciClone Pharmaceuticals Inc.	101,680	410,787	*

Total Biotechnology		4,864,030

Health Care Equipment & Supplies - 2.8%
Invacare Corp.	101,436	3,156,688
Kensey Nash Corp.	34,040	847,937	*
Sirona Dental Systems Inc.	30,050	1,507,308	*
STERIS Corp.	72,959	2,520,004

Total Health Care Equipment & Supplies		8,031,937

Health Care Providers & Services - 4.3%
Almost Family Inc.	3,900	146,796	*
Amedisys Inc.	39,871	1,395,485	*
AMERIGROUP Corp.	37,455	2,406,484	*
Catalyst Health Solutions Inc.	15,936	891,300	*
Five Star Quality Care Inc.	42,481	345,371	*
Healthspring Inc.	95,600	3,572,572	*
Magellan Health Services Inc.	14,000	687,120	*
Molina Healthcare Inc.	29,580	1,183,200	*
Owens & Minor Inc.	12,000	389,760
PharMerica Corp.	56,500	646,360	*
Sun Healthcare Group Inc.	2,416	33,993	*
Universal American Financial Corp.	38,840	889,824

Total Health Care Providers & Services		12,588,265

Life Sciences Tools & Services - 0.7%
Affymetrix Inc.	61,528	320,561	*
Bio-Rad Laboratories Inc., Class A Shares	15,212	1,827,570	*

Total Life Sciences Tools & Services		2,148,131

Pharmaceuticals - 2.3%
Medicines Co.	52,383	853,319	*
Medicis Pharmaceutical Corp., Class A Shares	41,440	1,327,737
Par Pharmaceutical Cos. Inc.	41,871	1,301,351	*
Questcor Pharmaceuticals Inc.	112,500	1,621,125	*
Santarus Inc.	110,904	379,292	*
ViroPharma Inc.	66,050	1,314,395	*

Total Pharmaceuticals		6,797,219

TOTAL HEALTH CARE		34,429,582

INDUSTRIALS - 13.5%
Aerospace & Defense - 0.6%
Cubic Corp.	8,200	471,500
GenCorp Inc	213,045	1,274,009	*

Total Aerospace & Defense		1,745,509

Air Freight & Logistics - 0.2%
Pacer International Inc.	63,090	331,854	*
Park-Ohio Holdings Corp.	12,700	262,382	*

Total Air Freight & Logistics		594,236

Airlines - 1.0%
Alaska Air Group Inc.	7,696	488,080	*
Hawaiian Holdings Inc.	37,407	224,816	*
JetBlue Airways Corp.	167,410	1,049,661	*
US Airways Group Inc.	142,400	1,240,304	*

Total Airlines		3,002,861

Commercial Services & Supplies - 2.5%
Consolidated Graphics Inc.	17,700	966,951	*
Knoll Inc.	49,100	1,029,136
M&F Worldwide Corp.	15,599	391,847	*
Multi-Color Corp.	9,037	182,638

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Steelcase Inc., Class A Shares	161,700	$1,840,146
Sykes Enterprises Inc.	34,600	684,042	*
TeleTech Holdings Inc.	36,800	713,184	*
Unifirst Corp.	26,240	1,390,982
Viad Corp.	3,600	86,184

Total Commercial Services & Supplies		7,285,110

Construction & Engineering - 1.4%
Dycom Industries Inc.	26,600	461,244	*
Great Lakes Dredge and Dock Co.	201,880	1,540,344
MasTec Inc.	61,700	1,283,360	*
Michael Baker Corp.	21,250	617,738	*
Pike Electric Corp.	18,400	175,168	*

Total Construction & Engineering		4,077,854

Electrical Equipment - 0.2%
Fushi Copperweld Inc.	52,785	423,336	*

Industrial Conglomerates - 0.5%
Standex International Corp.	11,434	433,234
Tredegar Corp.	49,689	1,072,289

Total Industrial Conglomerates		1,505,523

Machinery - 3.6%
Cascade Corp.	6,300	280,854
Chart Industries Inc.	22,840	1,257,114	*
CIRCOR International Inc.	17,000	799,340
Federal Signal Corp.	26,480	172,385
Kadant Inc.	20,830	545,538	*
Kaydon Corp.	14,568	570,920
L.B. Foster Co., Class A	25,494	1,099,046
NACCO Industries Inc., Class A Shares	10,920	1,208,516
Robbins & Myers Inc.	16,000	735,840
Sauer-Danfoss Inc.	23,000	1,171,390	*
TriMas Corp.	67,363	1,448,304	*
Twin Disc Inc.	11,400	367,308
Watts Water Technologies Inc., Class A Shares	17,727	676,994

Total Machinery		10,333,549

Professional Services - 0.7%
Huron Consulting Group Inc.	45,600	1,262,664	*
Insperity Inc.	9,300	282,534
Navigant Consulting Inc.	57,000	569,430	*

Total Professional Services		2,114,628

Road & Rail - 2.5%
Avis Budget Group Inc.	136,596	2,446,434	*
Dollar Thrifty Automotive Group	21,000	1,401,330	*
Genesee & Wyoming Inc., Class A Shares	15,500	902,100	*
Marten Transport Ltd.	30,790	686,617
Old Dominion Freight Line Inc.	12,900	452,661	*
P.A.M. Transportation Services	1,370	16,646	*
Quality Distribution Inc.	28,416	336,730	*
Saia Inc.	13,250	217,167	*
Werner Enterprises Inc.	28,500	754,395

Total Road & Rail		7,214,080

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies Inc.	28,900	961,214

TOTAL INDUSTRIALS		39,257,900

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 3.9%
Acme Packet Inc.	7,100	503,816	*
Anaren Inc.	19,110	384,111	*
Aruba Networks Inc.	8,700	294,408	*
Comtech Telecommunications Corp	26,700	725,706
DG FastChannel Inc.	52,100	1,678,662	*
Emulex Corp.	45,900	489,753	*
InterDigital Inc.	50,833	2,425,243

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
NETGEAR Inc.	17,493	$567,473	*
Oplink Communications Inc.	25,013	487,503	*
Powerwave Technologies Inc.	505,273	2,278,781
Riverbed Technolgoy Inc.	35,100	1,321,515
ShoreTel Inc.	13,300	109,459	*

Total Communications Equipment		11,266,430

Computers & Peripherals - 0.1%
Cray Inc.	30,440	196,338	*

Electronic Equipment, Instruments & Components - 2.7%
Anixter International Inc.	9,300	649,977
Brightpoint Inc.	78,132	846,951	*
Checkpoint Systems Inc.	23,235	522,323	*
Coherent, Inc.	11,900	691,509	*
CTS Corp.	20,880	225,504
Daktronics Inc.	26,900	289,175
DDi Corp.	15,000	158,550
MTS System Corp.	3,200	145,760
Newport Corp.	14,900	265,667	*
Power-One Inc.	186,200	1,629,250
Pulse Electronics Corp.	65,310	395,125
Richardson Electronics Ltd.	15,950	210,221
Sanmina-SCI Corp.	53,200	596,372	*
SYNNEX Corp.	39,360	1,288,253	*

Total Electronic Equipment, Instruments & Components		7,914,637

Internet Software & Services - 1.3%
Keynote Systems Inc.	20,300	376,565
Local.com Corp.	130,800	508,812	*
OpenTable Inc.	7,300	776,355	*
Perficient Inc.	13,600	163,336	*
United Online Inc.	222,324	1,401,753
ValueClick Inc.	42,600	615,996	*

Total Internet Software & Services		3,842,817

IT Services - 3.0%
CACI International Inc., Class A Shares	19,800	1,214,136	*
Ciber Inc.	194,000	1,299,800	*
CSG Systems International Inc.	84,840	1,691,709	*
Global Cash Access Inc.	90,380	295,543	*
ManTech International Corp., Class A Shares	9,200	390,080	*
Ness Technologies Inc.	51,300	328,320	*
TNS Inc.	7,900	123,003	*
VeriFone Holdings Inc.	57,600	3,165,120	*
Virtusa Corp.	7,900	147,967	*

Total IT Services		8,655,678

Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology Inc.	75,800	510,892	*
Diodes Inc.	33,800	1,151,228	*
DSP Group Inc.	25,400	195,580	*
Entegris Inc.	107,108	939,337	*
Integrated Device Technology Inc.	191,335	1,410,139	*
Integrated Silicon Solutions Inc.	63,000	584,010	*
Kopin Corp.	92,600	425,034	*
Kulicke & Soffa Industries Inc.	75,200	703,120	*
Microsemi Corp.	33,700	697,927	*
Photronics Inc.	247,700	2,221,869	*
RF Micro Devices Inc.	155,500	996,755	*
Sigma Designs Inc.	78,083	1,011,175	*
Tessera Technologies Inc.	36,300	662,838	*
Zoran Corp.	60,408	627,639	*

Total Semiconductors & Semiconductor Equipment		12,137,543

Software - 4.5%
ACI Worldwide Inc.	25,190	826,232	*
Actuate Corporation	82,500	429,000	*
Blackboard Inc.	31,300	1,134,312	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
EPIQ Systems Inc.	18,140	$260,490
Lawson Software Inc.	169,900	2,055,790	*
Magma Design Automation Inc	87,850	599,137	*
Net 1 UEPS Technologies Inc.	44,910	386,226	*
NetScout Systems Inc.	10,700	292,324	*
Progress Software Corp.	73,773	2,146,057	*
Quest Software Inc.	42,750	1,085,423	*
Smith Micro Software Inc.	98,337	920,434	*
Take-Two Interactive Software Inc.	70,400	1,082,048	*
Telecommunication Systems Inc., Class A Shares	26,507	109,209	*
Websense Inc.	75,100	1,725,047	*

Total Software		13,051,729

TOTAL INFORMATION TECHNOLOGY		57,065,172

MATERIALS - 6.8%
Chemicals - 3.1%
Hawkins Inc.	4,720	193,898
Innophos Holdings Inc.	59,910	2,762,450
Koppers Holdings Inc.	25,123	1,072,752
Omnova Solutions Inc.	162,762	1,280,937	*
PolyOne Corp.	119,450	1,697,384
Spartech Corp.	38,800	281,300	*
TPC Group Inc.	14,800	427,276	*
W.R. Grace and Co.	32,850	1,257,827	*

Total Chemicals		8,973,824

Containers & Packaging - 0.9%
Boise Inc.	129,020	1,181,823
Rock-Tenn Co., Class A Shares	21,350	1,480,622

Total Containers & Packaging		2,662,445

Metals & Mining - 2.4%
Century Aluminum Co.	103,650	1,936,182	*
Coeur d’Alene Mines Corp.	45,500	1,582,490	*
Horsehead Holding Corp.	16,900	288,145	*
Noranda Aluminium Holding Corp.	54,720	878,256	*
Olympic Steel Inc.	16,100	528,241
Thompson Creek Metals Co. Inc.	65,600	822,624	*
Worthington Industries Inc.	46,000	962,320

Total Metals & Mining		6,998,258

Paper & Forest Products - 0.4%
Domtar Corp.	9,300	853,554
Neenah Paper Inc.	20,973	460,777

Total Paper & Forest Products		1,314,331

TOTAL MATERIALS		19,948,858

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
General Communication Inc., Class A Shares	11,800	129,092	*
Vonage Holdings Corp.	314,520	1,434,211	*

Total Diversified Telecommunication Services		1,563,303

Wireless Telecommunication Services - 0.3%
USA Mobility Inc.	49,600	718,704

TOTAL TELECOMMUNICATION SERVICES		2,282,007

UTILITIES - 2.8%
Electric Utilities - 1.4%
El Paso Electric Co.	110,850	3,369,840	*
Unisource Energy Corp.	16,950	612,403

Total Electric Utilities		3,982,243

Gas Utilities - 0.4%
Piedmont Natural Gas Co. Inc.	16,984	515,464
Southwest Gas Corp.	18,400	717,048

Total Gas Utilities		1,232,512

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

	000000000000000000	000000000000000000
SECURITY	SHARES	VALUE
Multi-Utilities - 1.0%
Avista Corp.	57,950	$1,340,384
NorthWestern Corp.	55,150	1,671,045

Total Multi-Utilities		3,011,429

TOTAL UTILITIES		8,226,184

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $215,267,254)		281,641,261

	000000000000000000	000000000000000000	000000000000000000	000000000000000000
SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
Bank of America repurchase agreement dated 3/31/11; Proceeds at Maturity - $3,837,954, (Fully collateralized by U.S. government agency obligations, 1.600% due 11/23/15; Market Value - $3,919,362)	0.040%	4/1/11	$3,837,950	3,837,950
Goldman Sachs & Co. repurchase agreement dated 3/31/11; Proceeds at Maturity - $3,837,956, (Fully collateralized by U.S. government agency obligations, 4.000% due 3/16/21; Market Value - $3,923,223)	0.060%	4/1/11	3,837,950	3,837,950

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,675,900)				7,675,900

TOTAL INVESTMENTS - 99.4% (Cost - $222,943,154#)				289,317,161
Other Assets in Excess of Liabilities - 0.6%				1,877,980

TOTAL NET ASSETS - 100.0%				$291,195,141

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”) is a separate diversified investment series of Legg Mason Charles Street Trust, Inc. (“the Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$281,641,261	—	—	$281,641,261
Short-term investments†	—	$7,675,900	—	7,675,900

Total investments	$281,641,261	$7,675,900	—	$289,317,161

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$77,988,131
Gross unrealized depreciation	(11,614,124)

Net unrealized appreciation	$66,374,007

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Date:	May 24, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011